UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Hoffman
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Hoffman                   New York, New York                 5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      503,721
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERISTAR CASINOS INC     COM            03070Q101   19,746   752,820 SH       SOLE                  752,820      0    0
CHESAPEAKE ENERGY CORP    COM            165167107   15,766   772,465 SH       SOLE                  772,465      0    0
COMPUWARE CORP            COM            205638109   58,060 4,648,530 SH       SOLE                4,648,530      0    0
CONSTELLATION BRANDS INC  CL A           21036P108   13,194   276,955 SH       SOLE                  276,955      0    0
COPART INC                COM            217204106   12,919   376,967 SH       SOLE                  376,967      0    0
CYMER INC                 COM            232572107   27,067   281,500 SH       SOLE                  281,500      0    0
DELEK US HLDGS INC        COM            246647101   15,266   386,880 SH       SOLE                  386,880      0    0
FAMILY DLR STORES INC     COM            307000109   12,000   203,220 SH       SOLE                  203,220      0    0
HEINZ H J CO              COM            423074103    2,233    30,900 SH       SOLE                   30,900      0    0
HERTZ GLOBAL HOLDINGS INC COM            42805T105   17,783   798,861 SH       SOLE                  798,861      0    0
IRON MTN INC              COM            462846106    5,883   162,015 SH       SOLE                  162,015      0    0
KAR AUCTION SVCS INC      COM            48238T109   30,112 1,503,338 SH       SOLE                1,503,338      0    0
LAMAR ADVERTISING CO      CL A           512815101   14,037   288,940 SH       SOLE                  288,940      0    0
NOBLE CORPORATION BAAR    NAMEN -AKT     H5833N103   20,787   544,880 SH       SOLE                  544,880      0    0
NYSE EURONEXT             COM            629491101   26,005   673,000 SH       SOLE                  673,000      0    0
PHILLIPS 66               COM            718546104   27,763   396,790 SH       SOLE                  396,790      0    0
PLAINS EXPL& PRODTN CO    COM            726505100   20,578   433,490 SH       SOLE                  433,490      0    0
QEP RES INC               COM            74733V100    6,967   218,800 SH       SOLE                  218,800      0    0
SMITHFIELD FOODS INC      COM            832248108    3,355   126,710 SH       SOLE                  126,710      0    0
SPECTRA ENERGY CORP       COM            847560109   61,911 2,013,350 SH       SOLE                2,013,350      0    0
SPX CORP                  COM            784635104    8,916   112,915 SH       SOLE                  112,915      0    0
TIMKEN CO                 COM            887389104   22,638   400,110 SH       SOLE                  400,110      0    0
TRANSOCEAN LTD            REG SHS        H8817H100   11,903   229,073 SH       SOLE                  229,073      0    0
TRONOX LTD                SHS CL A       Q9235V101      267    13,500 SH       SOLE                   13,500      0    0
TYCO INTERNATIONAL LTD    SHS            H89128104   13,200   412,498 SH       SOLE                  412,498      0    0
VIRGIN MEDIA INC          COM            92769L101   33,045   674,800 SH       SOLE                  674,800      0    0
VISTEON CORP              COM NEW        92839U206    2,321    40,230 SH       SOLE                   40,230      0    0


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